Related Party Transactions - Transactions with Related Parties (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Transactions with related parties
Operational, administrative and service fees	$ 0	$ 6,696
Marketing fees	0	3,124
Production costs	6,330	500
Services and advisory fees	1,247	160
Total	$ 7,577	$ 10,480